J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.36

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304720336	(redacted)	Funded	2	2	1	1				Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.; Net tangible benefit - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	GIDE 0001 Guideline Exception(s) - Investor exception noted in file due to boiler and zoning of legal non-conforming on multi family > (redacted) units. - 06/03/2025 EV2/B - Exception Desk email in file, Investor has reviewed and approved this exception, file is updated w/notes.
304715268	(redacted)	Funded	1	1	1	1	Verified reserves - (redacted) months reserves, (redacted) months reserves received in cash out proceeds per the closing statement.;	APPR 0046 Missing Third Party Appraisal Review - Missing commercial BPO or second appraisal reflecting value of (redacted). Only one appraisal is in the file which reflects a value of (redacted). Per the final approval the appraised value is (redacted), indicating there may be a second appraisal with this value that was not provided. Per guidelines, a commercial BPO or second appraisal is required. - 06/05/2025 Recd Appraisal (redacted) , Appraisal (redacted), and BPO. Appraisal (redacted) value (redacted). Appraisal (redacted) value is (redacted). BPO Value is (redacted). Approved Value of (redacted) is the Market Approach from Appraisal (redacted).

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of property tax on the subject property.  Per guidelines, the source must be Title policy or current real estate tax bill. No tax bill or indication of taxes on the Certification of Title in the file. Reviewer used (redacted) annually from the final application, only other source is appraisal which reflects (redacted). Final DSCR is pending this information. Review DSCR using this and documented insurance is (redacted), which does not align to the lender approval DSCR (redacted). - 06/05/2025 Finding is cleared with the attached documented tax (redacted), includes city/school/county tax. DSCR > (redacted) with insurance and tax considered.

304731317	(redacted)	Funded	2	2	1	1	Verified housing payment history - Credit report reflects (redacted) open mortgage reporting no late payments in the most recent (redacted) months.;	CRED 0083 Asset Documentation is Insufficient - Missing operating agreement, (redacted), to confirm ownership percentage. Business funds were used to satisfy reserve requirements. Certificate of filing does not satisfactorily document ownership percentage or access and eligibility to use funds.

--Per guidelines, Business bank account required full Operating Agreement that details ownership of the entity and access to funds in the entity’s bank/brokerage account(s). If the business account is in the name of an entity other than the borrowing entity, then the following must be true:

1) Access and eligibility to utilize the funds must be documented;

2) The percentage of funds eligible to be utilized will be tied directly to the percentage of ownership in the applicable entity.

- 07/09/2025 EV2/B - Investor Acknowledged Exception. Alternative documentation, Certificate of Formation, was used to evidence ownership of the non-borrowing entity for which assets were used to satisfy reserve requirements.	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Missing evidence of child support lien release in the amount of redacted).

--Per guidelines, Any Individual Judgment/Lien <= (redacted) and cumulatively up to (redacted) can remain per policy assuming they are not currently attached to title. - 06/27/2025 Recd release of notice of child support lien.

304725165	(redacted)	Funded	1	1	1	1	Established credit history - Open, active credit dates back to (redacted) with no reported lates.;	TITL 0014 Title Policy - Schedule B Exception - Missing evidence of the release of lien for the (redacted) mortgage on the title commitment, (redacted). - 09/12/2025 Received attestation from title company: The lien of (redacted) was paid on a previous closing we completed on (redacted) file (redacted). Finding cleared.

CRED 0022 Cashout Exceeds Guidelines - Missing verification the lien being paid off is associated with the subject property.  It does not appear on the title commitment.  Per the VOM, the original balance was (redacted).  The title commitment for the simultaneous loan (redacted) reflects an existing mortgage originally for (redacted) and the VOM for that loan reflects an original balance of (redacted).  The two original balances(redacted) which does not match the lien amount. Unable to reconcile that the two mortgages being paid off for these two transactions clear the lien on title, and that the lien is also associated with this property.

If the lien being paid off on the subject is considered in the cash out due to not being recorded against the subject, then cash out is (redacted) which exceeds the  (redacted) maximum. - 09/12/2025 Attestation from title company provided: Regarding the lien for (redacted), we paid off between (redacted) that is very close to the lien amount. Finding cleared.

GIDE 0001 Guideline Exception(s) - Missing approval of the subject. The property was listed for sale on (redacted), then listed again on (redacted) until removed prior to closing.  The total days on the market was (redacted) days.  Per guidelines, if the property was listed for sale for > (redacted) days then Credit Policy must approve the loan and may reduce the applicable leverage. - 07/09/2025 Agree, listing price > appraisal value, thus reduction of leverage is not applicable.

304751775	(redacted)	Funded	1	1	1	1	Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified credit history - Middle credit score (redacted) > (redacted) Minimum Required.;	CRED 0039 Missing evidence of property management experience - Missing property tack record to document > (redacted) months experienced property investor. Borrower acquired the subject property within the past (redacted) months. Borrower does not qualify as first time investor. - 09/17/2025 Recd screen print reflecting borrowing entity (redacted) ownership of (redacted). The title is held in the name of the (redacted). The (redacted) was established to invest and manage real estate as per the operating agreement in file. Properties are managed by a property malmanagement company, as per subject lease in file. The property was acquired (redacted), thus documenting (redacted) months property management experience.

304730788	(redacted)	Funded	1	1	1	1
304750035	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	COND 0010 Missing Lender Project Condo Classification - Missing lender warrantable / non-warrantable project designation. Project appears to be non-warrantable due to HOA's Right of First Refusal. Non-Warrantable condos are ineligible. - 10/07/2025 EV2/B - Finding downgraded with lender’s project approval and the subordination agreement executed by the HOA to address first right of refusal.	CRED 0093 Credit Documentation is Insufficient - Missing CD / Settlement Statement for concurrent refinance of (redacted). - 09/02/2025 Recd final CD for concurrent refinance.

FRAUD 0001 Fraud report alerts have not been addressed - Fraud report reflects an existing loan dated (redacted) in the amount of (redacted) on (redacted) and subject, (redacted). Borrower is a (redacted) that develops (redacted). Missing confirmation that there are no existing unrecorded cross collateralized loans; Per guidelines, (redacted) on all owned real estate. - 09/12/2025 Refer CRED 0011 - Finding is cleared with the attached borrower LOE confirming prior cross collateralized loan was paid in full, which explains the loan reporting on the fraud report with title commitment reflecting no existing liens.

NOTE 0006 Missing Subordination Agreement - Missing subordination agreement for existing HOA Deed of Trust. Title commitment does not reflect subordination agreement is required. DOT contains right of first refusal. (redacted) requires Right of First Refusal to not impede the first lien holder. Lender's closing instruction were not in file.  - 10/02/2025 Recd subordination agreement.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing property reports to evidence the following properties are owned free & clear:
(redacted)

Letter of explanation from borrower does not satisfactorily document free & clear ownership; Per guidelines, (redacted) on all owned real estate. - 09/10/2025 Finding is cleared with the attached borrower LOE confirming prior cross collateralized loan was paid in full, which explains the loan reporting on the fraud report with title commitment reflecting no existing liens.

CRED 0001 Unacceptable Mortgage History - Credit report reflects (redacted) on (redacted). The last late date is not reporting. Missing is verification of (redacted); Per guidelines, (redacted) on all owned real estate. - 09/10/2025 Finding is cleared with the attached credit supplement confirming last (redacted) days late > (redacted) months.

304866982	(redacted)	Approved	1	1	1	1	Verified housing payment history - Credit report, (redacted), reflects (redacted) open mortgage and (redacted) open home equity loan satisfactorily rated (redacted) months.; Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	CRED 0093 Credit Documentation is Insufficient - Missing (redacted) origination credit report. Only page one was provided in file. - 10/27/2025 Finding is cleared with the attached copy of the co-borrowing guarantors credit report.

304758207	(redacted)	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	APP 0001 Missing Final 1003 Application - Missing final application executed by the borrower at closing. The loan application should include entity and guarantor information. -- Per guidelines, To apply for either Borrower or Guarantor approval, each prospective borrower/guarantor must complete a corresponding application in its entirety as well as submit the required information/documentation. - 10/17/2025 Received Business Purpose part of the application.

CRED 0116 Loan has a reserve requirement and no assets entered - Missing the final settlement statement to confirm cash to borrower received at closing. There are  no documented assets in file. Cash out proceeds are needed to satisfy the (redacted) month reserve requirement. - 10/17/2025 Finding is cleared with the attached copy of the executed settlement statement.

APPR 0022 Missing Estimated Replacement Cost New for Property - Missing insurers replacement cost estimate. Email in file indicates that the RCE was attached, but the copy is not in file. - 10/17/2025 Received the replacement cost estimate. Coverage is sufficient to cover (redacted) of the replacement cost.

HUD 0001 Missing Final HUD-1 - Missing the final Settlement Statement. No Settlement statement was provided in file. Settlement statement is required to confirm cash received at closing, and that the hazard insurance premium and delinquent property taxes were paid at closing. - 10/17/2025 Finding is cleared with the attached paid receipt, payment date (redacted) for (redacted).

CR 0001 Missing Credit Report - Missing the origination credit report. Mortgage payment history and liabilities have not yet been evaluated. - 10/17/2025 Received a copy of the origination credit report.

CRED 0143 Entity Documentation is Insufficient - Missing (redacted) Letter or (redacted) executed at closing, affidavit of non-owner occupancy, and entity certificate, (redacted). - 10/17/2025 Received a copy of the W9 form executed at closing.

HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing hazard insurance paid receipt for total premium of (redacted),(redacted). The loan file is missing the final settlement statement, thus unable to confirm if the premium was paid at closing.  - 10/17/2025 Received the hazard insurance paid receipt.

APRV 0001 Missing Underwriter Loan Approval - Missing the final loan approval.  - 10/17/2025 Received the final loan approval.

304818643	(redacted)	Approved	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing appraisal review. File does not include (redacted) CU, (redacted) LCA, CDA/ARR, BPO, Field review or second appraisal as required per guidelines. - 10/22/2025 Desk review provided with a value of (redacted) or (redacted) variance. Finding resolved.

NOTE 0062 Missing personal guarantee(s). - Missing personal guaranty from (redacted), (redacted) owner of the borrowing entity, noted as a guarantor on the most recent approval. - 10/22/2025 Finding is cleared with the attached final loan approval reflecting (redacted) as non-qualifying guarantor.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing the Lease Agreement for (redacted). Per the appraisal all four units are rented, but only three leases were provided. - 10/22/2025 Finding is cleared with the attached executed lease agreement.

APP 0002 Final 1003 Application is Incomplete - Missing final Business Purpose Application as required per guidelines.  The copy in the file dated (redacted) is not executed.  Additionally, the home address listed (redacted) is noted on the Track Record as an investment.  The initial application reflects (redacted) as the guarantor's home address. - 10/22/2025 Finding is cleared with the attached Business Purpose Borrower Application that was executed at closing.

CRED 0016 Insufficient Verified Funds to Close - Insufficient funds for closing and reserves by (redacted).  Per the final HUD, cash to close is (redacted). (redacted) months reserves required, or (redacted).  Total funds required (redacted).  (redacted) verified in the new (redacted) account.  (redacted) does not reflect the borrower's name as an owner.  (redacted) is in the name of (redacted), no documentation for this entity or to verify the borrower is an owner/authorized signer. - 10/22/2025 Finding is cleared with the attached operating agreement, (redacted), to evidence borrower is (redacted) owner, thus allowing use of documented business funds. Business funds are sufficient to cover cash to close, thus individual funds can be used to satisfy the reserve requirements as the investor overlay does not allow use of business funds to satisfy reserve requirements.

CRED 0002 Missing Mortgage History - Missing the mortgage payment history for the subject property mortgage being refinanced. - 10/22/2025 Finding is cleared with the attached credit statement confirming (redacted).

304766056	(redacted)	Approved	1	1	1	1	Verified credit history - FICO (redacted), minimum required (redacted).;	HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing evidence the hazard insurance premium is paid in full. The evidence of insurance does not address the balance, and the mortgage being paid off was not escrowed. - 10/22/2025 Final Settlement Statement provided reflecting HOI as paid at close. Finding cleared.

APRV 0010 Underwriting Loan Approval is Deficient - Missing final approval.  The only approval in the file is dated (redacted), only reflects conditional approval and does not match the final terms of the loan: Loan amount (redacted), appraised value (redacted).  Approval reflects loan amount (redacted), appraised value 9redacted). - 10/22/2025 Final approval provided. Finding cleared.

CRED 0116 Loan has a reserve requirement and no assets entered - Missing evidence of sufficient funds to cover the (redacted) months reserves (redacted).  Loan is indicated to be a cash out and cash out proceeds can be used, but the final HUD is not in the file to confirm sufficient proceeds to cover reserves. - Final Settlement Statement provided reflecting final cash out to borrower which meets cash to close and reserve requirements.

HUD 0001 Missing Final HUD-1 - Missing the final HUD/Closing statement.  The only closing statement in the file is unrelated to this loan or borrower/guarantor. - 10/22/2025 Final HUD settlement statement provided. Finding cleared.

APP 0002 Final 1003 Application is Incomplete - Missing final Business Purpose Application as required per guidelines.  The copy in the file dated (redacted) is not executed. - 10/22/2025 Final executed Business Purpose Application provided. Finding cleared.

CRED 0143 Entity Documentation is Insufficient - Missing the following Entity documentation for (redacted):
-Operating Agreement, only the minutes from the organizational meeting are provided.  They reference the Operating Agreement as exhibit B , but it was not included
-(redacted)  or (redacted) form - the (redacted)in the file only includes the borrower's SSN, not the EIN.  No evidence of an EIN in the file.  The above meetings reference that the SS-4 must be completed but the form, or evidence of EIN, is not provided.
-Certificate of Good Standing - 10/22/2025 Entity documentation for (redacted) provided which includes Cert of Good Standing, (redacted) and Operating Agreement. Finding cleared.

CRED 0093 Credit Documentation is Insufficient - Missing background check for guarantor (redacted). - 10/22/2025 Background check for guarantor (redacted) provided. Finding cleared.

304823959	(redacted)	Approved	1	1	1	1	Verified reserves - (redacted) months reserves or (redacted) required, borrower is receiving (redacted) months or (redacted) in cash out proceeds.; Verified credit history - FICO (redacted), minimum required (redacted).;	CRED 0143 Entity Documentation is Insufficient - Missing background check for key principal of (redacted). - 10/24/2025 EV2/B - Finding is downgraded with the attached post-consummation dated fraud report for the non-qualifying guarantor.

APP 0002 Final 1003 Application is Incomplete - Missing final Business Purpose Application as required per guidelines.  The copy in the file dated (redacted) is not executed. - 10/29/2025 Finding is cleared with the attached copy of the business purpose borrower application executed at closing.

CRED 0129 Credit Report is greater than 120 days old. - Missing updated credit report.  The credit report in the file is dated (redacted), which was (redacted) days prior to the Note date (redacted).  Per guidelines the credit report can not be older than (redacted) days as of the Note date. - 10/27/2025 Finding is cleared with the attached updated credit report.

INS 0001 Missing Sufficient Evidence of Insurance - Missing replacement cost from the insurer to verify sufficient coverage, or confirmation that the policy has guaranteed replacement cost coverage.  HOI in the file does not address the settlement basis. - 10/23/2025 Finding is cleared with the attached RCE, coverage of (redacted) > (redacted) RCE.

LEAS 0001 Missing Lease Agreement and/or Not Executed - Missing a copy of the lease on the subject property.  Per the appraisal comparable rent schedule, there is a lease in place from (redacted) for (redacted).  The only lease in the file is for (redacted). - 10/22/2025 Finding is cleared with the attached current signed lease agreement.

304856536	(redacted)	Funded	1	1	1	1				Verified housing payment history - (redacted) months of verified mortgage history paid (redacted) since (redacted).; Minimal outstanding debt - Borrowers credit reports shows minimal outstanding debt owed with balances well under high credit limits. ;
304789472	(redacted)	Approved	2	2	1	1	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Qualifying guarantors have a combined (redacted) open mortgages satisfactorily rated (redacted).;	CRED 0039 Missing evidence of property management experience - Missing investor acknowledgement for the lender approved exception to waive the property management agreement requirement. - 10/31/2025 Investor Acknowledged Exception based on strong comp factors of mortgage history and DSCR.	CRED 0089 Missing Required Fraud Tool - Missing fraud report for the co-qualifying guarantor, (redacted), and the borrowing entity, (redacted). - 10/28/2025 Attached fraud search did not render any results. Borrowing entity was established (redacted). Per guidelines, Borrowing Entity (if applicable) will require a full background report (unless created within (redacted) days of application).

304852779	(redacted)	Approved	1	1	1	1	Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.; Verified credit history - FICO (redacted), minimum required (redacted).;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing tax certificate. No tax information for the subject property is in the file, including on the title commitment. Reviewer used (redacted) monthly, (redacted) annually based on the Note. - 10/24/2025 Finding is cleared with the attached tax cert.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA/ARR/ARA, Field Review or second appraisal to support the valuation (redacted). A (redacted) CU was provided reflecting a score of (redacted), only (redacted) CU scores up to (redacted) can be utilized as an appraisal review product.   - 10/24/2025 Finding is cleared with the attached CDA.